Net fees and commissions income_Details of fees and commissions expense incurred (Details) $ in Thousands, ₩ in Millions	12 Months Ended
	Dec. 31, 2018 KRW (₩)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 KRW (₩)	Dec. 31, 2016 KRW (₩)
Fee and commission expense [Abstract]
Fees and commissions paid	₩ 174,669		₩ 164,834	₩ 162,170
Credit card commissions	428,613		828,363	760,913
Brokerage commissions	1,833		558	739
Others	5,675		4,977	4,517
Total	₩ 610,790	$ 548,827	₩ 998,732	₩ 928,339